Leases - Summary of Changes in Lease Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure - Changes in lease liabilities [Abstract]
Beginning balance		₩ 4,163,143	₩ 4,410,503
Increase		253,495	109,019
Decrease		(661,665)	(654,236)
Interest expenses		87,426	91,590
Others	[1]	(34,519)	206,267
Ending balance		₩ 3,807,880	₩ 4,163,143

[1]	Including translation effect of foreign currency lease liabilities and others.